Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 74,363	$ 44,211
Other comprehensive income or loss, net of taxes:
Change in unrealized gains or losses in investments, net of tax	4,797	(41,854)
Change in foreign currency translation adjustment	17	(47)
Comprehensive income	$ 79,177	$ 2,310